Finance Income and Finance Costs - Summary of Details of Finance Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income and finance costs [Line Items]
Interest Income	$ 24,356	$ 14,926		$ 39,966	$ 202,432
Gain from foreign currency transactions	54,784	21,918	$ 41,881	38,952	33,517
Gain from disposal of non-current financial assets			0	0	75,821
Gain from foreign currency translation	401,539	156,232	78,600	74,596	110,252
Gain from discharge of indebtedness			0	4,079,520	3,694,237
Gain from fair value of derivative warrant liabilities	78,211	0
Total	$ 558,890	$ 193,076	134,124	$ 4,233,034	$ 4,116,259
Previously Reported [Member]
Disclosure of finance income and finance costs [Line Items]
Interest Income			$ 13,643